CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified		Total	Common Stock	Treasury Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest	Comprehensive Income
Balance at Oct. 26, 2008		$ 2,013,275	$ 7,883	$ 0	$ 0	$ 2,112,873	$ (114,016)	$ 6,535
Balance (in shares) at Oct. 26, 2008	[1]		269,041	0
Comprehensive income
Net earnings		345,978				342,813		3,165	345,978
Foreign currency translation		(850)					(862)	12	(850)
Deferred hedging, net of reclassification adjustment		27,763					27,763		27,763
Pension and other benefits		(117,954)					(117,954)		(117,954)
Comprehensive income		254,937						3,177	254,937
ASC 715 measurement date adjustment (net of $912 tax effect)		(10,334)				(11,793)	1,459
Purchases of common stock		(38,147)		(38,147)
Purchases of common stock, shares	[1]			(2,305)
Stock-based compensation expense		12,054			12,054
Exercise of stock options/nonvested shares		2,551	13	(15)	2,553
Exercise of stock options/nonvested shares, shares	[1]		452	(1)
Shares retired		0	(68)	38,162	(14,607)	(23,487)
Shares retired, shares	[1]		(2,306)	2,306
Distribution to noncontrolling interest		(7,999)						(7,999)
Declared cash dividends - $.51, $.42 and $.38 per share for the year 2011, 2010 and 2009, respectively		(102,016)				(102,016)
Balance at Oct. 25, 2009		2,124,321	7,828	0	0	2,318,390	(203,610)	1,713
Balance (in shares) at Oct. 25, 2009	[1]		267,187	0
Comprehensive income
Net earnings		399,776				395,587		4,189	399,776
Foreign currency translation		5,548					5,468	80	5,548
Deferred hedging, net of reclassification adjustment		33,372					33,372		33,372
Pension and other benefits		(11,140)					(11,140)		(11,140)
Comprehensive income		427,556						4,269	427,556
Purchases of common stock		(69,574)		(69,574)
Purchases of common stock, shares	[1]			(3,407)
Stock-based compensation expense		14,402			14,402
Exercise of stock options/nonvested shares		21,764	65	(308)	22,007
Exercise of stock options/nonvested shares, shares	[1]		2,198	(15)
Shares retired		0	(100)	69,882	(36,409)	(33,373)
Shares retired, shares	[1]		(3,422)	3,422
Declared cash dividends - $.51, $.42 and $.38 per share for the year 2011, 2010 and 2009, respectively		(111,830)				(111,830)
Balance at Oct. 31, 2010		2,406,639	7,793	0	0	2,568,774	(175,910)	5,982
Balance (in shares) at Oct. 31, 2010	[1]		265,963	0
Comprehensive income
Net earnings		479,196				474,195		5,001	479,196
Foreign currency translation		1,094					843	251	1,094
Deferred hedging, net of reclassification adjustment		(3,476)					(3,476)		(3,476)
Pension and other benefits		3,060					3,060		3,060
Comprehensive income		479,874						5,252	479,874
Purchases of common stock		(152,930)		(152,930)
Purchases of common stock, shares	[1]			(5,497)
Stock-based compensation expense		17,229			17,229
Exercise of stock options/nonvested shares		53,039	102	(163)	53,100
Exercise of stock options/nonvested shares, shares	[1]		3,503	(6)
Shares retired		0	(161)	153,093	(70,329)	(82,603)
Shares retired, shares	[1]		(5,503)	5,503
Distribution to noncontrolling interest		(8,000)						(8,000)
Declared cash dividends - $.51, $.42 and $.38 per share for the year 2011, 2010 and 2009, respectively		(136,035)				(136,035)
Balance at Oct. 30, 2011		$ 2,659,816	$ 7,734	$ 0	$ 0	$ 2,824,331	$ (175,483)	$ 3,234
Balance (in shares) at Oct. 30, 2011	[1]		263,963	0

[1]	Shares and per share figures have been restated, as appropriate, to reflect the two-for-one stock split effected February 1, 2011.